Nominal Share Issuance (Details) - USD ($)																								6 Months Ended
		Dec. 12, 2025	Nov. 20, 2025	Oct. 07, 2025	Jul. 24, 2025	May 13, 2025	Apr. 19, 2025	Apr. 17, 2025	Mar. 11, 2025	Feb. 21, 2025	Jan. 18, 2025	Jan. 02, 2025	Nov. 06, 2024	Nov. 05, 2024	Oct. 01, 2024	Aug. 23, 2024	Jul. 02, 2024	Jun. 25, 2024	Jul. 20, 2023	Jul. 06, 2023	Dec. 27, 2018	Nov. 20, 2018	Oct. 25, 2018	Mar. 31, 2026	Mar. 31, 2025	Oct. 10, 2025	Sep. 30, 2025	Nov. 12, 2024
Nominal Share Issuance [Line Items]
Total consideration (in Dollars)																					$ 1,000	$ 3,000	$ 1,000
Aggregate shares issued (in Shares)																					1,000,000
Ordinary share, par value	[1]																							$ 0.00625			$ 0.00625
Outstanding share percentage			10.00%
2025 Share Incentive Plan [Member]
Nominal Share Issuance [Line Items]
Outstanding share percentage			1.50%
Ordinary Shares [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)	[2]																							26,738,089	2,611,565
Consideration per share																						$ 0.001
Ordinary share, par value																					$ 0.001			$ 0.000625
Ordinary Shares [Member] | 2025 Share Incentive Plan [Member]
Nominal Share Issuance [Line Items]
Aggregate share pool			76,187,375
Business Development & Marketing Consulting Agreement [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value																		$ 0.000625
Shares issued, price per share																		$ 0.6
Restricted shares (in Shares)																		1,416,667
Business Development & Marketing Consulting Agreement [Member] | Ordinary Shares [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value																		$ 0.000625
Restricted shares (in Shares)																		1,416,667
Class A PIPE Subscription Agreements [Member]
Nominal Share Issuance [Line Items]
PIPE issuance of consideration (in Dollars)				$ 51,000,000
Warrant [Member]
Nominal Share Issuance [Line Items]
Shares issued, price per share				$ 0.0001
Primary Warrants [Member] | Primary Subscription Agreement [Member]
Nominal Share Issuance [Line Items]
Aggregate purchase price				$ 1,800,000
Series B-2 Ordinary Warrants [Member]
Nominal Share Issuance [Line Items]
Exercise price per warrant				$ 0.54
Series B-1 Ordinary Warrants [Member]
Nominal Share Issuance [Line Items]
Exercise price per warrant				0.47
Series A-1 Ordinary Warrant [Member] | Class A PIPE Subscription Agreements [Member]
Nominal Share Issuance [Line Items]
Exercise price per warrant				0.47
Series A-2 Ordinary Warrant [Member] | Class A PIPE Subscription Agreements [Member]
Nominal Share Issuance [Line Items]
Exercise price per warrant				0.54
Restricted Stock Units (RSUs) [Member] | 2025 Share Incentive Plan [Member]
Nominal Share Issuance [Line Items]
Granted shares																								913,333
Prestige Financial Holdings Group Limited [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)																						3,000,000	1,000,000
Prestige Financial Holdings Group Limited [Member] | Ordinary Shares [Member]
Nominal Share Issuance [Line Items]
Consideration per share																							$ 0.001
Class A Ordinary Shares [Member]
Nominal Share Issuance [Line Items]
Shares issued, price per share				0.36														$ 0.6
Cancelled shares (in Shares)								2,222,222
Class A Ordinary Shares [Member] | PIPE [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)											4,986,552
Ordinary share, par value											$ 0.000625				$ 0.000625
Shares issued, price per share															$ 0.55
PIPE issuance of consideration (in Dollars)															$ 3,000,000
Class A Ordinary Shares [Member] | S-8 Incentive Plan [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)					950,000					3,550,000
Ordinary share, par value					$ 0.000625					$ 0.000625
Class A Ordinary Shares [Member] | Software Technology Service Contract [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value																	$ 0.000625
Shares issued, price per share																	$ 0.6
Restricted shares (in Shares)																	1,900,000
Class A Ordinary Shares [Member] | Definitive Acquisition Agreement [Member]
Nominal Share Issuance [Line Items]
Restricted shares (in Shares)																780,000
Class A Ordinary Shares [Member] | 2024 Business Development & Marketing Consulting Agreement [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)												734,195
Ordinary share, par value												$ 0.000625
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member] | 2025 Pipe [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)							23,719,807		11,111,111
Ordinary share, par value							$ 0.000625		$ 0.000625
Shares issued, price per share							$ 0.421875		$ 0.45
Class A Ordinary Shares [Member] | Project Outsourcing Agreement [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)						10,000,000
Ordinary share, par value						$ 0.000625
Shares issued, price per share						$ 0.5
Class A Ordinary Shares [Member] | Consulting Agreement [Member]
Nominal Share Issuance [Line Items]
Number of warrant purchase		31,698,046
Exercise price per warrant		$ 1
Exercisable term		10 years
Class A Ordinary Shares [Member] | Class A PIPE Subscription Agreements [Member]
Nominal Share Issuance [Line Items]
Shares issued, price per share				0.36
Exercise price per warrant				0.0001
Class A Ordinary Shares [Member] | Series C Ordinary Warrants [Member]
Nominal Share Issuance [Line Items]
Number of warrant purchase																										24,456,522
Class A Ordinary Shares [Member] | Series D Ordinary Warrants [Member]
Nominal Share Issuance [Line Items]
Number of warrant purchase																										24,456,522
Class A Ordinary Shares [Member] | Warrant [Member]
Nominal Share Issuance [Line Items]
Exercise price per warrant														$ 0.72														$ 0.72
Class A Ordinary Shares [Member] | Restricted Stock Units (RSUs) [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)																								1
Class A Ordinary Shares [Member] | Prestige Financial Holdings Group Limited [Member] | PIPE [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)															5,454,545
Class A Ordinary Shares [Member] | InnoSphere Tech Inc [Member] | Warrant [Member]
Nominal Share Issuance [Line Items]
Number of warrant purchase																										2,625,000
Class A Ordinary Shares [Member] | Tokyo Bay [Member] | Warrant [Member]
Nominal Share Issuance [Line Items]
Number of warrant purchase																										1,875,000
Class B Ordinary Shares [Member]
Nominal Share Issuance [Line Items]
Shares issued, price per share				$ 0.36
Class B Ordinary Shares [Member] | Definitive Acquisition Agreement [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value																$ 0.000625
Restricted shares (in Shares)																1,620,000
Class B Ordinary Shares [Member] | Primary Subscription Agreement [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)				8,000,000
Class B Ordinary Shares [Member] | Primary Warrants [Member] | Primary Subscription Agreement [Member]
Nominal Share Issuance [Line Items]
Number of warrant purchase				8,000,000
Exercise price per warrant				$ 0.01
Class B Ordinary Shares [Member] | InnoSphere Tech Inc [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)														3,500,000
Ordinary share, par value														$ 0.000625
Class B Ordinary Shares [Member] | Tokyo Bay [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)													2,500,000
Ordinary share, par value													$ 0.000625
Class A PIPE [Member]
Nominal Share Issuance [Line Items]
PIPE issuance of consideration (in Dollars)				$ 49,000,000
IPO [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value																				$ 0.000625
Shares issued, price per share																				$ 5
IPO [Member] | Prestige Financial Holdings Group Limited [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)																				1,000,000
Over-Allotment Option [Member]
Nominal Share Issuance [Line Items]
Ordinary share, par value																			$ 0.000625
Shares issued, price per share																			$ 5
Over-Allotment Option [Member] | Prestige Financial Holdings Group Limited [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)																			150,000

[1]	The shares are presented on a retroactive basis to reflect the share consolidation on February 19, 2026. See Note 12 below.
[2]	The shares are presented on a retroactive basis to reflect the share consolidation on February 19, 2026. See Note 12 below.